Related party transactions - Service agreements and products - General (Details) € in Thousands				1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2024 item	Dec. 31, 2023	Dec. 31, 2010	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2024 EUR (€) item	Dec. 31, 2023
Related party transactions
Number of members of supervisory board, elected by shareholders | item	6					6
Vifor Fresenius Medical Care Renal Pharma Ltd.
Related party transactions
Ownership in associate (as a percent)	45.00%	45.00%	45.00%
Commitments made | €						€ 522,091
Vifor Fresenius Medical Care Renal Pharma Ltd. | Less than 1 year
Related party transactions
Commitments made | €						€ 265,666
Vifor Fresenius Medical Care Renal Pharma Ltd. | Maximum
Related party transactions
Agreement term							3 years
Fresenius SE
Related party transactions
Proportion of ownership interest in reporting entity (as a percent)	32.20%					32.20%
Number of members of supervisory board, elected by shareholders | item	2					2
Fresenius SE Companies | Minimum
Related party transactions
Term of related party agreement to receive services					1 year
Fresenius SE Companies | Maximum
Related party transactions
Term of related party agreement to receive services				2 years	5 years
Term of related party agreement to provide services						2 years